Investment Risks	Jul. 03, 2026
Boston Partners All-Cap Value Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners All-Cap Value Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks.The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners All-Cap Value Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners All-Cap Value Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners All-Cap Value Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners All-Cap Value Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Boston Partners All-Cap Value Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners All-Cap Value Fund | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners All-Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners All-Cap Value Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners All-Cap Value Fund | Micro-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Boston Partners All-Cap Value Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners All-Cap Value Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners All-Cap Value Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners All-Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Global Equity Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

Boston Partners Global Equity Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Global Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Global Equity Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Global Equity Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Global Equity Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Global Equity Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Global Equity Fund | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Global Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Global Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Global Equity Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Global Equity Fund | Options Risk
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Boston Partners Global Equity Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Boston Partners Global Equity Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Global Equity Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Global Equity Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Boston Partners Global Equity Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value ("NAV").

Boston Partners Global Equity Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Global Equity Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Global Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Equity Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Long/Short Equity Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Equity Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Equity Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Equity Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Equity Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio may make.

Boston Partners Long/Short Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Long/Short Equity Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Equity Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Equity Fund | High Yield Debt Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

Boston Partners Long/Short Equity Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]
●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

Boston Partners Long/Short Equity Fund | Unseasoned Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Long/Short Research Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Long/Short Research Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Long/Short Research Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Long/Short Research Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Long/Short Research Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Long/Short Research Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Long/Short Research Fund | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Boston Partners Long/Short Research Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical mutual fund with only a long portfolio.

Boston Partners Long/Short Research Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

Boston Partners Long/Short Research Fund | Mid-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Boston Partners Long/Short Research Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Long/Short Research Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Boston Partners Long/Short Research Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. The Fund’s investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Boston Partners Long/Short Research Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their net asset value ("NAV").

Boston Partners Long/Short Research Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

Boston Partners Long/Short Research Fund | Securities Lending Risk
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Boston Partners Long/Short Research Fund | High Yield Debt Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

Boston Partners Long/Short Research Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]
●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; and the additional costs that may be incurred. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund’s loss on a short sale is potentially unlimited.

Boston Partners Long/Short Research Fund | Unseasoned Issuers Risk
Prospectus [Line Items]
Risk [Text Block]
●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Boston Partners Long/Short Research Fund | Indexed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

Boston Partners Long/Short Research Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Boston Partners Small Cap Value Fund II | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Boston Partners Small Cap Value Fund II | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Boston Partners Small Cap Value Fund II | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Boston Partners Small Cap Value Fund II | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Boston Partners Small Cap Value Fund II | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquid Investments Risk. Investing in illiquid investments is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid investments promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

Boston Partners Small Cap Value Fund II | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Boston Partners Small Cap Value Fund II | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Boston Partners Small Cap Value Fund II | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Boston Partners Small Cap Value Fund II | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Boston Partners Small Cap Value Fund II | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Boston Partners Small Cap Value Fund II | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Select Small Cap Value Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Select Small Cap Value Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Select Small Cap Value Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

WPG Partners Select Small Cap Value Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

WPG Partners Select Small Cap Value Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value (“NAV”). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Select Small Cap Value Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

WPG Partners Select Small Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Select Small Cap Value Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

WPG Partners Select Small Cap Value Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Select Small Cap Value Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

WPG Partners Select Small Cap Value Fund | OTC Risk
Prospectus [Line Items]
Risk [Text Block]
●	OTC Risk. Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange ("NYSE"). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

WPG Partners Select Small Cap Value Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it wil improve the Fund’s performance.

WPG Partners Select Small Cap Value Fund | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Select Small Cap Value Fund | Special Situations Risk
Prospectus [Line Items]
Risk [Text Block]
●	Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Select Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
WPG Partners Small Cap Value Diversified Fund | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

WPG Partners Small Cap Value Diversified Fund | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

WPG Partners Small Cap Value Diversified Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

WPG Partners Small Cap Value Diversified Fund | Foreign Custody Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

WPG Partners Small Cap Value Diversified Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its net asset value ("NAV"). Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

WPG Partners Small Cap Value Diversified Fund | IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

WPG Partners Small Cap Value Diversified Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

WPG Partners Small Cap Value Diversified Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

WPG Partners Small Cap Value Diversified Fund | Micro-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

WPG Partners Small Cap Value Diversified Fund | Small-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

WPG Partners Small Cap Value Diversified Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
●	REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Additional risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

WPG Partners Small Cap Value Diversified Fund | Rights and Warrants Risk
Prospectus [Line Items]
Risk [Text Block]
●	Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

WPG Partners Small Cap Value Diversified Fund | Special Situations Risk
Prospectus [Line Items]
Risk [Text Block]
●	Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

WPG Partners Small Cap Value Diversified Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.